EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 360	$ 304	$ 184
Investment	0	0	13
Share of net (loss) income	(4)	12	17
Share of other comprehensive income	26	51	97
Dividends received	(3)	(7)	(3)
Foreign exchange translation and other	(7)	0	(4)
Balance, end of year	$ 372	$ 360	$ 304